Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Employee Benefit Plan [Abstract]
Employee Benefit Plan

14. Employee Benefit Plan

Nauticus offers a 401(k) plan which permits eligible employees to contribute portions of their compensation to an investment trust.  The Company makes contributions to the plan totaling 3% of employees’ gross salaries and such contributions vest immediately.  The 401(k) plan provides several investment options, for which the employee has sole investment discretion.  The Company’s cost for the 401(k) plan was $42,165 and $159,506 for the three and six months ended June 30, 2023, respectively. The Company’s cost for the 401(k) plan was $84,121 and $162,311 for the three and six months ended June 30, 2022, respectively.

12. Employee Benefit Plan

Nauticus offers a 401(k) plan which permits eligible employees to contribute portions of their compensation to an investment trust. The Company makes contributions to the plan totaling 3% of employees’ gross salaries and such contributions vest immediately. The 401(k) plan provides several investment options, for which the employee has sole investment discretion. The Company’s cost for the 401(k) plan was $367,796 and $210,945 at December 31, 2022 and 2021, respectively.